                                     GLOBAL
                               FIXED INCOME FUND
                                 INTERNATIONAL
                                   BOND FUND

                                 Annual Report
                                October 31, 1995

                                     [logo]
                                 Payden & Rygel
                                   Investment
                                     Group

                        PAYDEN & RYGEL INVESTMENT GROUP

                               TABLE OF CONTENTS

                                                               PAGE
                                                               -----
Shareholder Letter...........................................     1
Management Discussion........................................     3
Performance Data.............................................     6
Portfolio Highlights.........................................     7
Statements of Assets & Liabilities...........................     9
Statements of Operations.....................................    10
Statements of Changes in Net Assets..........................    11
Schedules of Portfolio Investments...........................    12
Notes to Financial Statements................................    20
Financial Highlights.........................................    28
Independent Auditors' Report.................................    30
Glossary of Terms............................................    31

             [LOGO]

October 31, 1995

Dear Fellow Shareholders:

    The challenge for investors and fund managers alike during the past twelve months has been to focus on longer-term investment objectives and not over react to short-term changes in perception. In retrospect, the period from October 1994 to October 1995 encompassed a cycle that included one of the worst bond markets in history, but also a period where there was the fastest recovery in bonds. The panic that prevailed during the second and third quarter of 1994 quickly dissipated, and a positive tone returned to the market during the first quarter of 1995. Actually, by March 1995 bonds had earned back what they had lost in 1994, and they have continued to perform very favorably through our current fiscal year ending October 31, 1995. In the global arena, the U.S. dollar endured a roller coaster ride of its own, reaching an all time low versus the Japanese yen and German mark, in April 1995, only to strengthen back to more neutral levels by the end of the Fund's fiscal year in October.

    Our investment strategy was based on a fundamental belief that the global economies would sustain low to moderate growth without any pick up of inflation. In fact, we anticipated that a deflationary trend would prevail and continue throughout 1995. It was our anticipation that perception would change.

    The last year also marked key developments for the Payden & Rygel Funds. All Funds grew in size, with the flagship Global Fixed Income Fund growing another 25% to $540 million by fiscal year end. This makes it one of the largest global bond mutual funds in the country. As of October 31, 1995, Morningstar awarded its highest rating of five stars to the Global Fixed Income Fund highlighting the superior return it has achieved with a low level of risk. We also launched the U.S. Treasury Fund in January 1995 and the International Bond Fund in April 1995, expanding the range of fixed income vehicles available to our clients.

    We are very positive about the prospects for bonds in the coming fiscal year, as sound fiscal and monetary policies are the key factors in most developed nations. With the prospect of low inflation, it is very possible that in the next few years it may be the start of a long-term era in which moderate growth and contained inflation will allow interest rates to fall even further. Against this scenario, we also believe that the investor may witness real returns (adjusted for inflation) higher than has been evidenced in the last three decades.

    We appreciate your investment in our Funds and look forward to another profitable year in 1996.

Best Wishes,

[SIG]

Joan A. Payden
President and Chairman of the Board
Payden & Rygel Investment Group

                        PAYDEN & RYGEL INVESTMENT GROUP
                                  GLOBAL FUNDS

                             MANAGEMENT DISCUSSION

THE YEAR IN REVIEW

    After rising sharply in early 1994, global bond yields fell dramatically in the last 12 months. The strong economic growth that spooked the markets tapered back to sustainable levels, posing no inflationary threats. After hiking short-term interest rates to stem that early growth, the Federal Reserve quickly changed course and began lowering U.S. interest rates in July to prevent a slide back into recession.

    Elsewhere in the world, interest rates were also pushed lower by central banks trying to promote growth. In Japan, long-term structural changes in the economy are exacerbating a sharp cyclical downturn. The result has been four years of recession, historically high unemployment, and short-term interest rates approaching zero.

    Europe is also having difficulty emerging from recession as exports to the U.S. have dropped off with the slowdown in demand. Easier monetary policy to encourage spending and investment is met with tighter fiscal policy as countries try to meet the strict debt and budget requirements for monetary union.

    For bond investors these developments have fueled a spectacular rally as inflationary fears were set aside and interest rates fell.

    The U.S. dollar suffered through a difficult year reaching all time lows versus the Japanese yen and German mark. A successful effort by the major central banks to weaken the Japanese yen and therefore strengthen the U.S. dollar helped stem the decline and bring the dollar back from it's lows. Within Europe, the Swiss franc and German mark continue to benefit from their "core" status when difficulties with monetary union arise.

                             U.S. DOLLAR STABILIZES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               JPY        DEM
N '94            96.6        1.5
11/02/94         96.2       1.49
11/03/94        97.55       1.51
11/04/94        97.81       1.52
11/07/94        97.18       1.51
11/08/94        96.95       1.51
11/09/94        97.85       1.53
11/10/94        97.78       1.53
11/14/94        98.45       1.54
11/15/94        98.22       1.54
11/16/94        98.53       1.56
11/17/94        98.15       1.55
11/18/94        98.33       1.55
11/21/94        98.34       1.56
11/22/94        97.96       1.55
11/23/94        98.01       1.55
11/25/94        98.61       1.56
11/28/94        98.61       1.56
11/29/94        98.65       1.56
11/30/94        99.06       1.57
12/01/94         99.1       1.57
D              100.41       1.58
12/05/94       100.45       1.58
12/06/94       100.09       1.57
12/07/94        99.75       1.57
12/08/94       100.45       1.58
12/09/94       100.18       1.58
12/12/94        99.98       1.57
12/13/94       100.23       1.57
12/14/94        100.3       1.57
12/15/94       100.35       1.57
12/16/94       100.17       1.57
12/19/94        100.1       1.57
12/20/94       100.23       1.57
12/21/94        100.2       1.57
12/22/94       100.47       1.58
12/23/94       100.16       1.58
12/27/94        100.4       1.58
12/28/94        100.3       1.57
12/29/94         99.8       1.56
12/30/94        99.65       1.55
01/03/95       100.15       1.56
J '95          101.33       1.56
01/05/95       100.87       1.55
01/06/95       101.32       1.56
01/09/95       100.81       1.56
01/10/95       100.24       1.53
01/11/95        99.85       1.54
01/12/95         98.9       1.53
01/13/95        98.65       1.53
01/17/95         98.9       1.53
01/18/95        99.56       1.53
01/19/95        99.84       1.53
01/20/95        99.49       1.51
01/23/95        99.95       1.51
01/24/95        99.53       1.51
01/25/95        99.67       1.52
01/26/95        99.35       1.52
01/27/95        99.34       1.51
01/30/95        98.83       1.51
01/31/95        98.64       1.51
02/01/95        99.35       1.52
02/02/95        99.38       1.52
F               99.55       1.52
02/06/95        99.42       1.53
02/07/95         99.3       1.54
02/08/95         98.8       1.53
02/09/95        98.92       1.53
02/10/95         98.9       1.52
02/13/95        98.69       1.52
02/14/95        98.75       1.52
02/15/95        98.31       1.51
02/16/95        97.64       1.49
02/17/95        97.19       1.48
02/21/95        97.35       1.48
02/22/95        97.23       1.48
02/23/95         96.7       1.47
02/24/95        97.33       1.48
02/27/95        96.85       1.46
02/28/95        96.75       1.46
03/01/95        96.68       1.46
03/02/95        96.43       1.46
03/03/95        94.54       1.44
03/06/95        92.94        1.4
M               91.65       1.39
03/08/95         91.2       1.39
03/09/95        90.78       1.39
03/10/95        91.15       1.41
03/13/95        90.25       1.41
03/14/95        91.39       1.41
03/15/95        90.08        1.4
03/16/95        89.46       1.39
03/17/95        89.42       1.39
03/20/95        89.39        1.4
03/21/95         88.5        1.4
03/22/95           89       1.41
03/23/95         88.2        1.4
03/24/95         88.5       1.41
03/27/95         89.3       1.41
03/28/95        89.19        1.4
03/29/95        88.09       1.38
03/30/95        89.55       1.41
03/31/95         86.4       1.36
04/03/95        86.15       1.37
04/04/95        86.39       1.38
A               86.25       1.38
04/06/95        85.47       1.37
04/07/95         84.1       1.38
04/10/95         82.7        1.4
04/11/95        84.14       1.41
04/12/95        83.95        1.4
04/13/95        83.65       1.39
04/17/95         82.3       1.38
04/18/95         81.4       1.37
04/19/95         81.2       1.36
04/20/95        82.77       1.37
04/21/95        82.95       1.38
04/24/95        83.08       1.36
04/25/95        82.05       1.36
04/26/95         83.5       1.38
04/27/95        83.43       1.37
04/28/95        84.03       1.38
05/01/95        83.45       1.39
05/02/95        83.49       1.38
05/03/95        83.28       1.38
05/04/95        83.58       1.37
M                84.1       1.37
05/08/95        82.85       1.36
05/09/95         82.9       1.37
05/10/95        83.47       1.39
05/11/95         85.3       1.41
05/12/95        86.38       1.44
05/15/95        86.83       1.44
05/16/95        86.81       1.45
05/17/95         86.5       1.44
05/18/95        87.23       1.46
05/19/95        86.65       1.44
05/22/95        87.55       1.45
05/23/95        86.95       1.43
05/24/95         87.2       1.44
05/25/95         85.4       1.41
05/26/95        83.02       1.38
05/31/95        84.88       1.41
06/01/95        85.07       1.43
06/02/95        84.12        1.4
06/06/95        85.08       1.41
06/07/95        84.37       1.41
J               84.82       1.42
06/09/95        84.68        1.4
06/12/95        84.23        1.4
06/13/95        83.88        1.4
06/14/95        84.28        1.4
06/15/95        84.72       1.41
06/16/95         84.4        1.4
06/19/95         84.6        1.4
06/20/95         84.5       1.39
06/21/95         84.2       1.39
06/22/95        84.21       1.39
06/23/95         84.5       1.39
06/26/95        84.36       1.39
06/27/95        84.25       1.39
06/28/95        84.48       1.39
06/29/95        85.15       1.39
06/30/95        84.85       1.38
07/03/95        84.61       1.38
07/05/95         84.8       1.38
07/06/95         85.1       1.38
07/07/95         86.9        1.4
J               87.28        1.4
07/11/95        87.36        1.4
07/12/95        87.48        1.4
07/13/95        87.55       1.39
07/14/95        87.85       1.39
07/17/95        88.85        1.4
07/18/95        88.69       1.39
07/19/95         87.5       1.38
07/20/95        87.65       1.38
07/21/95        88.54       1.39
07/24/95         87.4       1.39
07/25/95        87.35       1.38
07/26/95        87.82       1.39
07/27/95        87.97       1.39
07/28/95        88.38       1.38
07/31/95        87.95       1.38
08/01/95        88.34       1.38
08/02/95         90.9        1.4
08/03/95        90.45       1.39
08/04/95        91.07       1.39
08/07/95        90.95        1.4
A                91.6       1.41
08/09/95         91.4       1.41
08/10/95        92.72       1.42
08/11/95        93.66       1.43
08/14/95        93.35       1.43
08/15/95         96.7       1.47
08/16/95        97.88       1.48
08/17/95        97.87       1.48
08/18/95        97.05       1.47
08/21/95        96.65       1.47
08/22/95        96.65       1.48
08/23/95        96.17       1.48
08/24/95        96.55       1.48
08/25/95         96.7       1.48
08/28/95        96.45       1.46
08/29/95        97.48       1.47
08/30/95        98.92       1.48
08/31/95        97.63       1.47
09/01/95        97.34       1.47
09/05/95        97.86       1.46
09/06/95        98.56       1.48
S                98.2       1.47
09/08/95        99.85       1.48
09/11/95         99.5       1.47
09/12/95        100.9       1.47
09/13/95        102.3       1.49
09/14/95       102.65       1.49
09/15/95       103.75       1.49
09/18/95       103.35       1.48
09/19/95        104.1       1.49
09/20/95       103.47       1.47
09/21/95        100.5       1.44
09/22/95         98.6       1.42
09/25/95        99.61       1.43
09/26/95       100.82       1.44
09/27/95        99.81       1.43
09/28/95         99.6       1.42
09/29/95        98.53       1.42
10/02/95       100.55       1.43
10/03/95       101.25       1.44
10/04/95          101       1.44
10/05/95        100.4       1.43
O              100.25       1.42
10/10/95       100.35       1.41
10/11/95        100.9       1.42
10/12/95       100.15       1.42
10/13/95        100.7       1.43
10/16/95        100.3       1.42
10/17/95        100.4       1.42
10/18/95       100.69       1.42
10/19/95       100.65       1.42
10/20/95       100.31        1.4
10/23/95        99.75       1.38
10/24/95       100.13       1.39
10/25/95        101.3       1.39
10/26/95       101.75        1.4
10/27/95        101.2       1.39
10/30/95        101.6       1.41
10/31/95       102.24       1.41

FUND STRATEGIES AND PERFORMANCE

    The single most important decision made in the Funds last year was to remain fully invested and maintain long duration despite the volatility of the previous year. The Funds did not miss a day of the bond market rally due to large cash holdings or investments in shorter maturity bonds.

    Early in the year, the dollar bloc markets of the U.S., Canada, and Australia were overweighted in the Global Fixed Income Fund as we believed the sell-off in these markets the previous year was overdone. The Fund was rewarded as yields fell the most in these countries providing superior performance. In June, strategy was shifted with Europe and Japan having a higher weight in the portfolio. Since then, yields have fallen twice as far in Europe than in the U.S.

                            GLOBAL BOND MARKET RALLY

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               U.S. 10-YEAR TREASURY          GERMAN 10-YEAR TREASURY           JAPAN 10-YEAR TREASURY
N '94                              7.85                               7.62                            4.69
11/2/94                            7.89                               7.71                            4.71
11/3/94                            7.93                               7.69                            4.78
11/4/94                            7.97                               7.62                            4.77
11/7/94                            8.03                               7.61                            4.74
11/8/94                            8.01                               7.63                            4.76
11/9/94                            7.94                               7.53                             4.8
11/10/94                            7.9                               7.47                            4.75
11/14/94                           7.98                               7.47                            4.75
11/15/94                           7.93                               7.43                            4.73
11/16/94                           7.87                               7.47                             4.8
11/17/94                           7.96                               7.52                            4.75
11/18/94                           7.99                               7.57                            4.75
11/21/94                           8.01                               7.52                            4.74
11/22/94                           8.01                               7.52                            4.67
11/23/94                           7.88                               7.38                            4.62
11/25/94                           7.82                               7.33                            4.66
11/28/94                           7.85                               7.33                            4.69
11/29/94                            7.9                               7.36                            4.71
11/30/94                           7.94                               7.38                            4.69
12/1/94                            7.89                               7.33                            4.66
D                                  7.88                               7.27                            4.62
12/5/94                            7.81                               7.28                            4.65
12/6/94                            7.79                               7.37                            4.64
12/7/94                            7.73                               7.43                            4.81
12/8/94                            7.84                               7.42                            4.63
12/9/94                            7.76                                7.4                            4.63
12/12/94                           7.85                               7.45                            4.59
12/13/94                           7.89                               7.51                            4.56
12/14/94                           7.79                               7.49                            4.59
12/15/94                           7.79                               7.49                             4.6
12/16/94                           7.79                               7.46                            4.59
12/19/94                            7.8                               7.47                            4.61
12/20/94                            7.8                               7.51                            4.59
12/21/94                            7.8                               7.51                            4.54
12/22/94                            7.8                                7.5                            4.57
12/23/94                           7.83                               7.47                            4.61
12/27/94                            7.8                               7.47                            4.57
12/28/94                           7.75                               7.47                            4.56
12/29/94                           7.79                                7.6                            4.55
12/30/94                           7.81                               7.61                            4.59
1/3/95                             7.85                               7.66                            4.59
J '95                              7.84                               7.66                            4.71
1/5/95                             7.84                               7.66                            4.73
1/6/95                             7.91                               7.76                            4.74
1/9/95                             7.89                               7.69                            4.72
1/10/95                            7.85                                7.7                            4.71
1/11/95                            7.79                                7.6                            4.65
1/12/95                            7.79                                7.6                            4.64
1/13/95                            7.74                               7.52                            4.64
1/17/95                            7.69                               7.55                            4.71
1/18/95                            7.68                               7.54                             4.7
1/19/95                            7.72                               7.53                             4.7
1/20/95                            7.76                               7.51                             4.7
1/23/95                            7.84                               7.57                            4.74
1/24/95                            7.85                                7.6                            4.72
1/25/95                            7.89                                7.6                            4.71
1/26/95                            7.79                               7.49                            4.68
1/27/95                             7.7                               7.42                            4.67
1/30/95                            7.63                               7.42                            4.67
1/31/95                            7.64                               7.44                            4.69
2/1/95                             7.58                               7.42                             4.7
2/2/95                             7.68                               7.47                            4.72
F                                  7.57                               7.45                            4.68
2/6/95                              7.5                               7.39                            4.68
2/7/95                             7.49                               7.36                            4.65
2/8/95                             7.53                               7.37                            4.65
2/9/95                             7.53                               7.35                            4.64
2/10/95                            7.58                               7.39                            4.67
2/13/95                            7.64                               7.45                            4.62
2/14/95                            7.56                               7.45                            4.63
2/15/95                            7.51                               7.45                             4.6
2/16/95                             7.4                               7.42                            4.59
2/17/95                            7.42                               7.44                            4.58
2/21/95                            7.42                               7.45                            4.54
2/22/95                            7.46                               7.47                            4.51
2/23/95                            7.25                               7.38                            4.39
2/24/95                            7.36                               7.42                            4.47
2/27/95                            7.27                               7.35                             4.4
2/28/95                            7.23                               7.34                             4.4
3/1/95                             7.21                               7.31                             4.4
3/2/95                             7.26                               7.36                            4.31
3/3/95                             7.34                                7.4                            4.31
3/6/95                             7.42                               7.35                             4.2
M                                  7.41                               7.41                            4.08
3/8/95                             7.39                               7.45                            4.05
3/9/95                             7.35                               7.42                            4.16
3/10/95                            7.34                               7.42                            4.11
3/13/95                            7.19                               7.39                            4.05
3/14/95                             7.1                               7.31                             4.1
3/15/95                            7.09                               7.26                            4.06
3/16/95                             7.1                               7.27                            3.98
3/17/95                            7.13                               7.14                            3.93
3/20/95                             7.1                               7.17                            3.97
3/21/95                            7.14                               7.15                            3.93
3/22/95                            7.19                               7.19                            3.88
3/23/95                            7.21                               7.21                            3.79
3/24/95                            7.15                               7.16                            3.82
3/27/95                            7.07                               7.18                             3.9
3/28/95                            7.08                               7.16                            3.73
3/29/95                            7.17                                7.2                            3.66
3/30/95                            7.11                               7.11                            3.63
3/31/95                            7.25                               7.19                            3.56
4/3/95                             7.19                               7.12                            3.41
4/4/95                             7.09                               7.07                             3.4
A                                  7.13                               7.05                            3.52
4/6/95                             7.04                               7.06                            3.47
4/7/95                             7.04                               7.05                            3.57
4/10/95                            7.13                               7.11                            3.53
4/11/95                            7.06                               7.13                            3.58
4/12/95                             7.1                               7.14                            3.58
4/13/95                            7.04                               7.08                            3.45
4/17/95                            6.95                               7.07                            3.45
4/18/95                            6.99                               7.04                            3.21
4/19/95                            7.02                               7.09                            3.36
4/20/95                            7.02                               7.11                            3.36
4/21/95                            6.99                               7.08                             3.4
4/24/95                            7.03                               7.11                            3.37
4/25/95                            6.99                               7.09                            3.39
4/26/95                            7.01                               7.06                            3.37
4/27/95                            7.01                               7.04                            3.38
4/28/95                            7.03                                  7                            3.44
5/1/95                             7.06                               7.07                            3.46
5/2/95                             7.05                               7.05                            3.41
5/3/95                                7                               7.03                            3.38
5/4/95                             6.89                               6.99                            3.39
M                                  6.74                               6.95                            3.35
5/8/95                             6.68                               6.95                            3.36
5/9/95                             6.58                               6.91                            3.32
5/10/95                            6.46                               6.82                             3.3
5/11/95                            6.69                               6.85                            3.29
5/12/95                            6.73                               6.92                            3.31
5/15/95                            6.63                               6.88                            3.34
5/16/95                            6.53                               6.86                            3.35
5/17/95                            6.49                               6.82                            3.28
5/18/95                            6.58                               6.87                             3.3
5/19/95                            6.61                               6.87                            3.19
5/22/95                            6.62                               6.85                            3.16
5/23/95                            6.56                               6.83                            3.12
5/24/95                            6.43                               6.75                            3.08
5/25/95                            6.35                               6.66                            3.01
5/26/95                            6.39                                6.7                            2.99
5/31/95                            6.29                               6.67                            2.88
6/1/95                              6.3                               6.69                            2.75
6/2/95                             5.95                               6.73                            2.81
6/6/95                             6.08                               6.68                             2.9
6/7/95                             6.09                               6.58                            2.81
J                                  6.19                               6.62                            2.82
6/9/95                             6.23                               6.52                            2.81
6/12/95                            6.36                               6.64                            2.87
6/13/95                             6.2                               6.63                            2.87
6/14/95                            6.14                                6.7                            2.91
6/15/95                            6.15                               6.72                            2.88
6/16/95                            6.23                               6.74                            2.94
6/19/95                            6.15                               6.72                            2.98
6/20/95                             6.1                               6.81                            3.01
6/21/95                             6.1                               6.74                            2.89
6/22/95                            6.03                               6.86                            2.88
6/23/95                            6.06                                6.8                            2.84
6/26/95                            6.09                               6.65                            2.72
6/27/95                            6.12                               6.76                            2.67
6/28/95                            6.12                               6.82                            2.66
6/29/95                            6.12                                6.8                            2.63
6/30/95                             6.2                                6.8                            2.67
7/3/95                              6.2                               6.83                             2.6
7/5/95                             6.18                               6.96                            2.69
7/6/95                             6.19                               6.93                            2.64
7/7/95                             6.07                               6.82                            2.59
J                                  6.03                               6.88                            2.64
7/11/95                            6.07                                6.7                            2.57
7/12/95                            6.11                               6.68                            2.59
7/13/95                            6.11                               6.74                            2.65
7/14/95                            6.13                               6.73                            2.68
7/17/95                            6.17                               6.73                             2.7
7/18/95                            6.22                               6.75                            2.86
7/19/95                            6.27                               6.74                            2.86
7/20/95                            6.43                               6.79                            2.92
7/21/95                            6.41                               6.81                            2.84
7/24/95                            6.49                               6.88                            2.78
7/25/95                            6.47                               6.87                            2.89
7/26/95                             6.4                               6.81                             2.9
7/27/95                            6.43                                6.8                            2.85
7/28/95                             6.4                               6.77                            2.84
7/31/95                            6.46                               6.76                            2.81
8/1/95                             6.42                               6.75                            2.81
8/2/95                             6.43                               6.79                            2.85
8/3/95                             6.43                               6.77                            2.88
8/4/95                             6.51                               6.77                            2.98
8/7/95                             6.47                                6.7                            2.99
A                                  6.42                               6.68                            3.05
8/9/95                             6.48                               6.67                            2.98
8/10/95                            6.49                               6.68                            3.04
8/11/95                            6.49                               6.69                            3.04
8/14/95                             6.6                               6.68                            3.07
8/15/95                            6.62                               6.67                             3.1
8/16/95                            6.58                               6.77                            3.07
8/17/95                            6.55                               6.81                            3.07
8/18/95                            6.56                               6.79                            3.29
8/21/95                            6.51                               6.78                            3.25
8/22/95                            6.53                               6.77                            3.29
8/23/95                            6.56                               6.72                            3.21
8/24/95                            6.54                                6.7                            3.21
8/25/95                            6.44                                6.7                             3.2
8/28/95                            6.33                               6.72                            3.21
8/29/95                            6.35                               6.68                            3.19
8/30/95                            6.34                               6.65                            3.15
8/31/95                            6.32                               6.68                            3.19
9/1/95                             6.32                               6.68                            3.14
9/5/95                             6.21                               6.71                            3.14
9/6/95                             6.18                               6.72                            3.07
S                                  6.16                                6.6                               3
9/8/95                             6.16                               6.59                            2.99
9/11/95                            6.23                               6.59                            2.94
9/12/95                            6.19                                6.6                               3
9/13/95                            6.16                               6.61                            2.96
9/14/95                            6.08                               6.58                            2.93
9/15/95                            6.08                               6.52                            2.86
9/18/95                            6.15                               6.48                            2.83
9/19/95                            6.15                               6.45                            2.83
9/20/95                            6.15                               6.51                            2.78
9/21/95                             6.1                               6.48                            2.79
9/22/95                            6.26                               6.44                            2.64
9/25/95                            6.25                               6.41                            2.67
9/26/95                            6.24                               6.56                            2.65
9/27/95                            6.31                               6.55                            2.65
9/28/95                            6.26                               6.58                            2.63
9/29/95                            6.28                               6.67                            2.86
10/2/95                            6.16                               6.68                            2.69
10/3/95                            6.12                               6.64                            2.67
10/4/95                            6.11                               6.57                            2.62
10/5/95                            6.09                               6.51                            2.59
O                                  6.09                               6.56                            2.57
10/10/95                           6.05                               6.59                            2.65
10/11/95                           6.09                               6.63                            2.71
10/12/95                           6.09                               6.56                            2.71
10/13/95                           5.97                                6.6                            2.78
10/16/95                           5.96                               6.62                            2.75
10/17/95                           5.92                               6.54                            2.71
10/18/95                           5.95                               6.55                            2.68
10/19/95                           5.98                               6.54                             2.7
10/20/95                              6                               6.53                             2.8
10/23/95                           6.06                               6.52                             2.8
10/24/95                           6.06                               6.51                            2.79
10/25/95                           5.98                               6.57                            2.81
10/26/95                              6                               6.53                            2.84
10/27/95                            6.1                               6.46                            2.88
10/30/95                           6.02                               6.45                            2.77
10/31/95                           6.03                               6.48                            2.82

    Currency exposure also added to return early in the year while the U.S. dollar was weak. In the Global Fixed Income Fund we eventually moved to a mostly hedged position to lock in currency gains as the dollar bottomed and began to strengthen. The International Bond Fund has a much higher exposure to currencies due to the nature of the Fund. Since commencement of the Fund in April, 20% to 40% of the currency exposure has been hedged to protect against dollar strength.

    The Global Fixed Income Fund returned 15.10% over the last 12 months net of all fees. Performance was roughly in line with appropriate benchmarks such as the JP Morgan Government Bond Index-Hedged which returned 15.37%. The International Bond Fund's performance was impaired by the rise in the U.S. dollar over the last six months, returning 2.43% net of fees since inception in April 1995.

LOOKING FORWARD

    The favorable bond market conditions of the last year should continue. Moderate economic growth is expected in the U.S., Europe, and Japan with little sign of inflation. The fiscal discipline taking hold around the world will also have a long-term positive influence on interest rates. In the short-term, we are defensive with the currency exposure in the Funds until a clear trend in the U.S. dollar emerges. If another downturn in the dollar looks likely, we will act quickly to remove hedges and give the Funds the opportunity to profit from currency appreciation.

                            GLOBAL FIXED INCOME FUND

               COMPARISON TO BROAD BASED SECURITIES MARKET INDEX
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 GLOBAL FIXED INCOME FUND             JP MORGAN GLOBAL BOND INDEX
                                                                           (1-20 YEARS)
                    VALUE OF $100,000 INVESTED
9/1/92                                 100,000                                  100,000
10/31/92                               100,310                                   97,401
1/31/93                                102,008                                   98,217
4/30/93                                105,876                                  103,178
7/31/93                                108,338                                  103,964
10/31/93                               112,223                                  108,121
1/31/94                                114,696                                  109,448
4/30/94                                108,198                                  107,668
7/31/94                                109,398                                  109,059
10/31/94                               109,884                                  110,955
1/31/95                                112,400                                  112,034
4/30/95                                119,409                                  122,696
7/31/95                                122,954                                  127,502
10/31/95                               126,475                                  127,994

                   JP MORGAN HEDGED GLOBAL BOND INDEX
                                                 (1-20 YEARS)

9/1/92                                                100,000
10/31/92                                              101,660
1/31/93                                               104,403
4/30/93                                               107,031
7/31/93                                               110,289
10/31/93                                              113,995
1/31/94                                               115,749
4/30/94                                               110,884
7/31/94                                               110,681
10/31/94                                              109,814
1/31/95                                               112,219
4/30/95                                               117,381
7/31/95                                               122,386
10/31/95                                              126,694

                          AVERAGE ANNUAL TOTAL RETURN

                                                     Since Inception
                                        1 Year     (September 1, 1992)
                                      ----------  ----------------------
Global Fixed Income Fund............      15.10%             7.70%
JP Morgan Global Bond Index.........      15.36              8.10
JP Morgan Hedged Global Bond
  Index.............................      15.37              7.76

----------------------------------------------------------------------
                            INTERNATIONAL BOND FUND

               COMPARISON TO BROAD BASED SECURITIES MARKET INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             INTERNATIONAL BOND FUND     JP MORGAN NON-U.S. BOND INDEX
                                                            (1-20 Years)
4/1/95                        100,000                            100,000
4/30/95                       102,123                            101,847
5/31/95                       103,977                            104,083
6/30/95                       104,150                            104,617
7/31/95                       104,352                            105,616
8/31/95                        99,605                            100,152
9/30/95                       101,821                            103,321
10/31/95                      102,433                            104,039

                          AVERAGE ANNUAL TOTAL RETURN

                                                    Since Inception
                                                    (April 1, 1995)
                                                   ------------------
International Bond Fund..........................           2.43%
JP Morgan Non-U.S. Bond Index....................           4.04

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THIS INFORMATION IS NOT PART OF THE AUDITED FINANCIAL STATEMENTS.

                              PORTFOLIO HIGHLIGHTS
                            GLOBAL FIXED INCOME FUND

                                 KEY STATISTICS
----------------------------------------------------------------------

                              October 31, 1994   October 31, 1995
                              -----------------  -----------------
Net Assets:                        $430,209,939       $540,040,901
Number of Issues:                            18                 20
Average Maturity:                     4.3 years          6.7 years
SEC Yield:                                6.55%              5.85%

                               COUNTRY ALLOCATION
----------------------------------------------------------------------

U.S.                                            30%
Germany                                         30%
Japan                                           10%
Denmark                                         10%
Canada                                           5%
Sweden                                           5%
Australia                                        5%
United Kingdom                                   5%

                              MATURITY COMPOSITION
----------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              YEARS
U.S.             6.80
Canada           6.40
Japan            7.10
Germany          7.40
Australia        7.80
U.K.             5.40
Denmark          6.10
Sweden           3.30

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THIS INFORMATION IS NOT PART OF THE AUDITED FINANCIAL STATEMENTS.

                              PORTFOLIO HIGHLIGHTS
                            INTERNATIONAL BOND FUND

                                 KEY STATISTICS
----------------------------------------------------------------------

                                                 October 31, 1995
                                                 -----------------
Net Assets:                                            $19,194,287
Number of Issues:                                               28
Average Maturity:                                        6.8 years
SEC Yield:                                                   5.54%

                               COUNTRY ALLOCATION
----------------------------------------------------------------------

Germany                                         26%
Japan                                           16%
Denmark                                         10%
France                                           9%
Canada                                           7%
United Kingdom                                   7%
United States                                    5%
Austria                                          5%
Netherlands                                      5%
Swedan                                           5%
Australia                                        5%

                              MATURITY COMPOSITION
----------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S.                1.40
Canada              6.70
Japan               7.30
Germany             7.30
Australia           7.80
U.K.                5.70
Denmark             6.60
France              7.20
Sweden              3.20
Netherlands         7.50
Austria             9.60

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THIS INFORMATION IS NOT PART OF THE AUDITED FINANCIAL STATEMENTS.

                        PAYDEN & RYGEL INVESTMENT GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1995

                                                                   GLOBAL        INTERNATIONAL
                                                                FIXED INCOME          BOND
                                                                    FUND              FUND
                                                               --------------    --------------
ASSETS:
Investments, at value (cost $519,340,501 and $18,843,771,
 respectively)..............................................   $ 535,434,272     $  18,892,282
Interest receivable.........................................      12,907,651           571,689
Open forward currency contracts.............................       1,234,083            18,538
Closed forward currency contracts...........................               0         1,611,076
Unamortized organization costs (Note 4).....................          33,458             4,689
Deferred expense subsidy (Note 5)...........................               0            66,565
Other assets................................................             193                 0
                                                               --------------    --------------
    Total Assets............................................     549,609,657        21,164,839
                                                               --------------    --------------

LIABILITIES:
Open forward currency contracts.............................       9,308,141           236,526
Closed forward currency contracts...........................               0         1,613,316
Payable to Payden & Rygel (Note 5)..........................               0            62,419
Accrued expenses and other liabilities:
  Investment advisory fees..................................         147,029            25,948
  Administration fees.......................................          15,760               557
  Accounting and transfer agent fees........................           4,148             3,355
  Other.....................................................          93,678            28,431
                                                               --------------    --------------
    Total Liabilities.......................................       9,568,756         1,970,552
                                                               --------------    --------------

NET ASSETS:
Paid in capital.............................................     533,630,212        19,377,706
Undistributed net investment income.........................      10,588,183                 0
Net unrealized appreciation on investments..................      17,782,216           311,948
Net unrealized depreciation on translation of assets and
 liabilities in foreign currencies..........................      (9,733,666)         (478,796)
Accumulated net realized gains (losses) on investment
 transactions...............................................     (12,226,044)                0
Accumulated distributions in excess of realized gains
 (losses) on investments....................................               0           (16,571)
                                                               --------------    --------------
    Net Assets..............................................   $ 540,040,901     $  19,194,287
                                                               --------------    --------------
                                                               --------------    --------------
Outstanding shares of beneficial interest...................      52,327,237         1,912,673
                                                               --------------    --------------
                                                               --------------    --------------
NET ASSET VALUE -- offering and redemption price per
 share......................................................   $       10.32     $       10.04
                                                               --------------    --------------
                                                               --------------    --------------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP

                            STATEMENTS OF OPERATIONS

                                                                      INTERNATIONAL
                                                                       BOND FUND
                                                     GLOBAL FIXED     -----------
                                                     INCOME FUND        FOR THE
                                                    --------------      PERIOD
                                                     FOR THE YEAR      APRIL 3,
                                                        ENDED           1995 TO
                                                     OCTOBER 31,      OCTOBER 31,
                                                         1995          1995 (A)
                                                    --------------    -----------
INVESTMENT INCOME -- Interest....................   $  31,075,849     $  419,843
                                                    --------------    -----------
EXPENSES:
  Investment advisory fees (Note 5)..............       1,533,836         26,142
  Administration fees (Note 5)...................         386,974          5,469
  Custodian and accounting fees (Note 5).........         160,857         32,624
  Legal and audit fees...........................         108,684         21,018
  Organization costs (Note 4)....................          18,250            633
  Trustees' fees and expenses....................          57,837            767
  Transfer agent fees (Note 5)...................           8,630          3,857
  Registration and filing fees...................          34,527         23,598
  Printing costs.................................          62,798          2,108
  Expenses voluntarily reduced by investment
   adviser (Note 5)..............................               0           (194)
  Expense subsidy (Note 5).......................               0        (66,565)
                                                    --------------    -----------
    Total Expenses...............................       2,372,393         49,457
                                                    --------------    -----------
    Net Investment Income........................      28,703,456        370,386
                                                    --------------    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gains on investment transactions..       8,634,934(b)     105,902
  Net realized gains (losses) on foreign currency
   transactions..................................      18,871,626(c)    (203,965)
  Change in net unrealized appreciation
   (depreciation) on investments.................      26,865,073        311,948
  Change in net unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies.............     (17,183,673)      (478,796)
                                                    --------------    -----------
  Net realized and unrealized gains (losses) on
   investments and foreign currency..............      37,187,960       (264,911)
                                                    --------------    -----------
    Change in net assets resulting from
     operations..................................   $  65,891,416     $  105,475
                                                    --------------    -----------
                                                    --------------    -----------

----------
(a) Period from commencement of operations.
(b) Includes net realized gains of $992,939 on option contracts written.
(c) Includes net realized losses of $2,017,967 on option contracts written.

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   INTERNATIONAL
                                                                                     BOND FUND
                                                   GLOBAL FIXED INCOME FUND        --------------
                                               --------------------------------    FOR THE PERIOD
                                                    YEAR              YEAR         APRIL 3, 1995
                                                   ENDED             ENDED               TO
                                                OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                                    1995              1994            1995 (A)
                                               --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income.....................   $   28,703,456    $   19,941,050    $     370,386
  Net realized gains (losses) on investment
   transactions.............................        8,634,934       (16,932,544)         105,902
  Net realized gains (losses) on foreign
   currency transactions....................       18,871,626          (207,575)        (203,965)
  Change in net unrealized appreciation
   (depreciation) on investments............       26,865,073       (14,956,970)         311,948
  Change in net unrealized appreciation
   (depreciation) on translation of assets
   and liabilities in foreign currencies....      (17,183,673)        4,364,269         (478,796)
                                               --------------    --------------    --------------
Change in net assets resulting from
 operations.................................       65,891,416        (7,791,770)         105,475
                                               --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................      (41,196,930)      (15,400,820)        (219,289)
  From net realized gains on investments....                0        (5,896,157)         (53,034)
  In excess of net realized gains on
   investments..............................                0                 0          (16,571)
                                               --------------    --------------    --------------
Change in net assets from shareholder
 distributions..............................      (41,196,930)      (21,296,977)        (288,894)
                                               --------------    --------------    --------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............      111,729,616       226,440,712       19,111,194
  Reinvestment of distributions.............       38,712,586        20,793,013          268,449
  Cost of shares redeemed...................      (65,305,726)      (84,892,667)          (1,937)
                                               --------------    --------------    --------------
Change in net assets from capital
 transactions...............................       85,136,476       162,341,058       19,377,706
                                               --------------    --------------    --------------
Total change in net assets..................      109,830,962       133,252,311       19,194,287
NET ASSETS:
  Beginning of period.......................      430,209,939       296,957,628                0
                                               --------------    --------------    --------------
  End of period.............................   $  540,040,901    $  430,209,939    $  19,194,287
                                               --------------    --------------    --------------
                                               --------------    --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Shares issued.............................       10,968,947        22,466,192        1,886,243
  Reinvestment of distributions.............        3,831,846         2,048,320           26,628
  Shares redeemed...........................       (6,519,538)       (8,438,904)            (198)
                                               --------------    --------------    --------------
Change in shares outstanding................        8,281,255        16,075,608        1,912,673
Outstanding at beginning of period..........       44,045,982        27,970,374                0
                                               --------------    --------------    --------------
Outstanding at end of period................       52,327,237        44,045,982        1,912,673
                                               --------------    --------------    --------------
                                               --------------    --------------    --------------

------------
(a) Period from commencement of operations.

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP

                            GLOBAL FIXED INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

   PRINCIPAL
   AMOUNT IN                                                            MARKET
     LOCAL                          SECURITY                           VALUE IN
    CURRENCY                       DESCRIPTION                       U.S. DOLLARS
  ------------  -------------------------------------------------  -----------------
  AUSTRALIA (AUSTRALIAN DOLLAR) (5.0%):
  Government Bonds (5.0%):
  34,300,000    Australia Commonwealth Government Bond, 9.50%,
                 8/15/03.........................................  $      27,268,445
                                                                   -----------------
  Total Australia (Cost -- $25,982,850)..........................         27,268,445
                                                                   -----------------

  BRITAIN (BRITISH POUND) (4.7%):
  Government Bonds (4.7%):
  14,650,000    U.K. Gilt, 10.00%, 2/26/01.......................         25,542,592
                                                                   -----------------
  Total Britain (Cost -- $25,211,510)............................         25,542,592
                                                                   -----------------

  CANADA (CANADIAN DOLLAR) (5.2%):
  Government Bonds (5.2%):
  33,000,000    Canada Government, 8.50%, 4/1/02.................         25,968,018
   2,350,000    Canada Government, 10.50%, 3/1/01................          1,997,456
                                                                   -----------------
  Total Canada (Cost -- $27,369,223).............................         27,965,474
                                                                   -----------------

  DENMARK (DANISH KRONER) (9.2%):
  Government Bonds (9.2%):
  262,600,000   Denmark Government Bond, 8.00%, 11/15/01.........         49,800,300
                                                                   -----------------
  Total Denmark (Cost -- $48,531,921)............................         49,800,300
                                                                   -----------------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP

                            GLOBAL FIXED INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

                                                                       MARKET
PRINCIPAL AMOUNT                                                      VALUE IN
    IN LOCAL                          SECURITY                          U.S.
    CURRENCY                         DESCRIPTION                       DOLLARS
----------------  -------------------------------------------------  -----------
  GERMANY (GERMAN MARK) (29.3%):
Government Bonds (29.3%):
    18,250,000    German Bundeschatze, 6.88%, 12/2/98..............  $13,686,204
    18,800,000    Federal National Mortgage, Euro, 6.00%,
                   8/23/00.........................................   13,575,256
    90,100,000    German Government, Treuhandanstalt, 7.75%,
                   10/1/02.........................................   69,609,929
    67,500,000    German Government, Treuhandanstalt, 6.25%,
                   3/4/04..........................................   47,412,997
    20,300,000    LKB Baden-Wurttemberg, 6.50%, 9/15/08............   13,799,098
                                                                     -----------
Total Germany (Cost -- $145,175,413).............................    158,083,484
                                                                     -----------

JAPAN (JAPANESE YEN) (9.5%):
Government Bonds (9.5%):
 2,550,000,000    European Investment Bank, 4.63%, 2/26/03.........   28,011,836
   800,000,000    IBRD, Euroyen, 4.50%, 3/20/03....................    8,779,419
 1,270,000,000    IBRD, Euroyen, 5.25%, 3/20/02....................   14,523,692
                                                                     -----------
Total Japan (Cost -- $59,264,724)..................................   51,314,947
                                                                     -----------

SWEDEN (SWEDISH KRONE) (4.9%):
Government Bonds (4.9%):
   167,400,000    Swedish Government, 11.00%, 1/21/99..............   26,699,087
                                                                     -----------
Total Sweden (Cost -- $25,317,203).................................   26,699,087
                                                                     -----------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP

                            GLOBAL FIXED INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

                                                                       MARKET
PRINCIPAL AMOUNT                                                      VALUE IN
    IN LOCAL                          SECURITY                          U.S.
    CURRENCY                         DESCRIPTION                       DOLLARS
----------------  -------------------------------------------------  -----------
  UNITED STATES (UNITED STATES DOLLAR) (31.3%):
U.S. Treasury Notes (30.9%):
    43,000,000    7.50%, 10/31/99..................................  $45,559,843
     6,000,000    6.75%, 4/30/00...................................    6,215,625
    61,900,000    5.75%, 8/15/03 (b)...............................   60,990,844
     5,000,000    5.88%, 2/15/04...................................    4,957,812
    45,500,000    7.25%, 8/15/04...................................   49,211,094
                                                                     -----------
Total U.S. Treasury Notes (Cost -- $160,662,932).................    166,935,218
                                                                     -----------
Cash Equivalents (0.4%):
     1,824,725    First Chicago Credit Interest....................    1,824,725
                                                                     -----------
Total Cash Equivalents (Cost -- $1,824,725)........................    1,824,725
                                                                     -----------
Total United States (Cost -- $162,487,657).........................  168,759,943
                                                                     -----------
Total (Cost -- $519,340,501)(a) (99.1%)............................  $535,434,272
                                                                     -----------
                                                                     -----------

------------
Percentages indicated are based on net assets of $540,040,901.

(a) For federal income tax purposes, cost is $526,180,640 and net unrealized appreciation of securities is as follows:

Unrealized appreciation......................................................  $  9,253,632
Unrealized depreciation......................................................             0
                                                                               ------------
Net unrealized appreciation..................................................  $  9,253,632
                                                                               ------------
                                                                               ------------

(b) A portion of the security is held by the custodian in a segregated account as collateral for open short positions.

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP

                            INTERNATIONAL BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

    PRINCIPAL
    AMOUNT IN                                                            MARKET
      LOCAL                           SECURITY                          VALUE IN
    CURRENCY                         DESCRIPTION                      U.S. DOLLARS
  -------------   -------------------------------------------------  --------------

  AUSTRALIA (AUSTRALIAN DOLLAR) (4.8%):
  Government Bonds (4.8%):
     1,160,000    Australia Commonwealth Government Bond, 9.50%,
                   8/15/03.........................................  $     922,198
                                                                     --------------
  Total Australia (Cost -- $889,765)...............................        922,198
                                                                     --------------

  AUSTRIA (AUSTRIAN SCHILLING) (4.8%):
  Government Bonds (4.8%):
     9,200,000    Republic of Austria, 6.88%, 6/20/05..............        924,633
                                                                     --------------
  Total Austria (Cost -- $909,468).................................        924,633
                                                                     --------------

  BRITAIN (BRITISH POUND) (6.8%):
  Government Bonds (6.8%):
       300,000    European Investment Bank, 6.00%, 8/10/99.........        450,269
       225,000    U.K. Gilt, 10.00%, 2/26/01.......................        392,293
       260,000    UK Treasury, 10.00%, 9/8/03......................        461,518
                                                                     --------------
  Total Britain (Cost -- $1,285,413)...............................      1,304,080
                                                                     --------------

  CANADA (CANADIAN DOLLAR) (7.6%):
  Government Bonds (7.6%):
       700,000    British Columbia Provincial Bond, 10.15%,
                   8/29/01.........................................        587,281
       680,000    Canada Government, 8.50%, 4/1/02.................        535,099
       475,000    Canada Government, 6.50%, 6/1/04.................        330,186
                                                                     --------------
  Total Canada (Cost -- $1,409,659)................................      1,452,566
                                                                     --------------

  DENMARK (DANISH KRONER) (9.3%):
  Government Bonds (9.3%):
     7,600,000    Denmark Government Bond, 8.00%, 11/15/01.........      1,441,288
     2,000,000    Denmark Government Bond, 7.00%, 12/15/04.........        346,935
                                                                     --------------
  Total Denmark (Cost -- $1,737,676)...............................      1,788,223
                                                                     --------------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP

                            INTERNATIONAL BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

                                                                       MARKET
PRINCIPAL AMOUNT                                                      VALUE IN
    IN LOCAL                          SECURITY                          U.S.
    CURRENCY                         DESCRIPTION                       DOLLARS
----------------  -------------------------------------------------  -----------
  FRANCE (FRENCH FRANC) (9.6%):
Government Bonds (9.6%):
     3,500,000    France OAT, 6.75%, 10/25/03......................  $   701,388
     3,000,000    French Government, 8.25%, 2/27/04................      655,777
     3,100,000    French Government Strip, 4/25/00.................      476,538
                                                                     -----------
Total France (Cost -- $1,783,595)................................      1,833,703
                                                                     -----------

GERMANY (GERMAN MARK) (25.9%):
Government Bonds (25.9%):
     1,300,000    Federal National Mortgage Assoc., Global, 6.00%,
                   8/23/00.........................................      938,992
       490,000    German Government, Treuhandanstalt, 7.75%,
                   10/1/02.........................................      378,567
     2,470,000    German Government, Treuhandanstalt, 7.38%,
                   12/2/02.........................................    1,870,920
     1,000,000    German Government, Treuhandanstalt, 6.75%,
                   5/13/04.........................................      723,721
       600,000    KFW International Finance, 7.50%, 1/24/00........      457,244
       875,000    LKB Baden-Wurttemburg, 6.50%, 9/15/08............      594,789
                                                                     -----------
Total Germany (Cost -- $4,816,357).................................    4,964,233
                                                                     -----------

JAPAN (JAPANESE YEN) (16.4%):
Corporate Bonds (4.2%):
Financial (4.2%):
    70,000,000    Credit Locale de France, 6.00%, 10/31/01.........      817,568
                                                                     -----------
Government Bonds (12.2%):
    40,000,000    Asian Development Bank, 5.00%, 2/5/03............      448,792
    75,000,000    IBRD, Euroyen, 4.50%, 3/20/03....................      823,071
100,000,000...    Japan Government 164, 4.10%, 12/22/03............    1,061,528
                                                                     -----------
Total Government Bonds.............................................    2,333,391
                                                                     -----------
Total Japan (Cost -- $3,487,199)...................................    3,150,959
                                                                     -----------

NETHERLANDS (DUTCH GUILDER) (4.6%):
Government Bonds (4.6%):
     1,375,000    Netherlands Government, 6.50%, 4/15/03...........      885,620
                                                                     -----------
Total Netherlands (Cost -- $855,238)...............................      885,620
                                                                     -----------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP

                            INTERNATIONAL BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

                                                                       MARKET
PRINCIPAL AMOUNT                                                      VALUE IN
    IN LOCAL                          SECURITY                          U.S.
    CURRENCY                         DESCRIPTION                       DOLLARS
----------------  -------------------------------------------------  -----------
  SWEDEN (SWEDISH KRONE) (4.7%):
Government Bonds (4.7%):
     5,600,000    Swedish Government 11.00%, 1/21/99...............  $   893,159
                                                                     -----------
Total Sweden (Cost -- $846,932)..................................        893,159
                                                                     -----------

UNITED STATES (UNITED STATES DOLLAR) (3.7%):
U.S. Treasury Notes (2.9%):
       560,000    5.63%, 8/31/97...................................      559,825
                                                                     -----------
Total U.S. Treasury Notes (Cost -- $556,148).......................      559,825
                                                                     -----------

Cash Equivalents (0.8%):
       161,083    First Chicago Credit Interest....................      161,083
                                                                     -----------
Total Cash Equivalents (Cost -- $161,083)..........................      161,083
                                                                     -----------
Total United States (Cost -- $717,231).............................      720,908
                                                                     -----------

OPTIONS PURCHASED (0.3%):
   500,000,000    Japanese Yen put option purchased, strike price
                   105.00, expiring 1/10/96 (b)....................       52,000
                                                                     -----------
Total Options (Cost -- $105,238)...................................       52,000
                                                                     -----------
Total (Cost -- $18,843,771) (a) (98.5%)............................  $18,892,282
                                                                     -----------
                                                                     -----------

------------
Percentages indicated are based on net assets of $19,194,287.

(a) For federal income tax purposes, cost is $18,866,655 and net unrealized appreciation of securities is as follows:

Unrealized appreciation.......................................................  $ 415,105
Unrealized depreciation.......................................................   (389,478)
                                                                                ---------
Net unrealized appreciation...................................................  $  25,627
                                                                                ---------
                                                                                ---------

(b) Represents non-income producing securities.

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP

                            GLOBAL FIXED INCOME FUND
                                OCTOBER 31, 1995
                           FORWARD CURRENCY CONTRACTS

                                                   CONTRACT      UNREALIZED
                                    CONTRACT        VALUE       APPRECIATION   DELIVERY
CURRENCY                              PRICE     (U.S. DOLLARS)  (DEPRECIATION)   DATE
---------------------------------  -----------  --------------  -------------  ---------
ASSETS:
Japanese Yen (sold)..............    98.880000  $   16,181,230   $   427,520    12/11/95
Japanese Yen (sold)..............    99.443000      39,218,447       806,563    12/13/95
                                                --------------  -------------
                                                $   55,399,677   $ 1,234,083(a)
                                                --------------  -------------
                                                --------------  -------------
LIABILITIES:
Australian Dollar (sold).........     1.318826  $   26,538,750   $   (58,380)   11/14/95
Canadian Dollar (sold)...........     1.368725      27,763,064      (495,819)   11/27/95
Danish Kroner (sold).............     5.575300      52,015,138    (1,052,606)   11/06/95
German Mark (sold)...............     1.490000      77,852,349    (4,595,730)   11/15/95
German Mark (sold)...............     1.488910      23,372,803    (1,362,855)   11/16/95
German Mark (sold)...............     1.429700      24,480,660      (397,157)   11/16/95
Swedish Krone (sold).............     6.990200      26,894,796    (1,345,594)   12/06/95
                                                --------------  -------------
                                                $  258,917,560   $(9,308,141)(a)
                                                --------------  -------------
                                                --------------  -------------

---------
(a) For federal income tax purposes, unrealized appreciation (depreciation) is zero.

                        PAYDEN & RYGEL INVESTMENT GROUP

                            INTERNATIONAL BOND FUND
                                OCTOBER 31, 1995
                           FORWARD CURRENCY CONTRACTS

                                                    CONTRACT
                                                     VALUE       UNREALIZED
                                      CONTRACT       (U.S.      APPRECIATION   DELIVERY
CURRENCY                                PRICE       DOLLARS)    (DEPRECIATION)   DATE
-----------------------------------  -----------  ------------  -------------  ---------
ASSETS:
Danish Kroner (sold)...............     5.415570   $  960,194    $     7,936    01/29/96
German Mark (sold).................     1.392620    1,041,203         10,602    11/15/95
                                                  ------------  -------------
                                                   $2,001,397    $    18,538
                                                  ------------  -------------
                                                  ------------  -------------
LIABILITIES:
Australian Dollar (sold)...........     1.318826   $  834,075    $    (1,835)   11/14/95
British Pound (bought).............     0.633463      473,588           (567)   11/20/95
Canadian Dollar (sold).............     1.370000      569,343        (10,708)   11/27/95
Canadian Dollar (sold).............     1.368725      873,075        (15,592)   11/27/95
French Franc (sold)................     4.905500      958,108         (2,436)   11/22/95
German Mark (sold).................     1.490000    2,013,423       (118,855)   11/15/95
Japanese Yen (bought)..............    99.443000    1,910,642        (39,294)   12/13/95
Swedish Krone (sold)...............     6.990200      944,179        (47,239)   12/06/95
                                                  ------------  -------------
                                                   $8,576,433    $  (236,526)
                                                  ------------  -------------
                                                  ------------  -------------

                        PAYDEN & RYGEL INVESTMENT GROUP
                                  GLOBAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                                OCTOBER 31, 1995

1.  ORGANIZATION

    Payden & Rygel Global Fixed Income Fund and Payden & Rygel International Bond Fund (the "Funds") are non-diversified series of Payden & Rygel Investment Group ("Group"), a Massachusetts business trust organized on January 22, 1992. The Group is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds offer both Class A and Class B shares; however, as of October 31, 1995 there have been no Class B shares issued. Class B shares are subject to certain fees under a shareholder service plan (the "Plan"); Class A shares do not participate in the Plan. Both classes of shares have identical rights and privileges except with respect to the shareholder service fees borne by Class B and voting rights on matters affecting a single class. The Group is authorized to issue an unlimited number of shares of each class which are units of beneficial interest with a par value of $.001 per share.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds:

    SECURITIES VALUATION

    Portfolio securities are valued on the basis of quotes obtained from dealers or from a pricing service with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by brokers in the case of other securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to guidelines established by the Board of Trustees. Debt securities with remaining maturities of sixty days or less are valued on an amortized cost basis unless Payden & Rygel (the "Adviser") determines that such basis does not represent fair value.

    INVESTMENT TRANSACTIONS AND RELATED INCOME

    Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. All premiums or original issue discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal income tax regulations. Realized gains or losses on investment transactions are determined on the identified cost basis.

    FOREIGN CURRENCY TRANSLATION

    The accounting records of the Funds are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

    The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held.

    Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest or expenses recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rate.

    REPURCHASE AGREEMENTS

    The Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is the Funds' policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Funds under each agreement.

    OPTIONS TRANSACTIONS

    When the Funds write a covered call or put option, an amount equal to the premium received is included in the Funds' statements of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received.

    When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Funds' statements of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

    The options techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond and currency markets and not for speculation.

    FUTURES CONTRACTS

    The Funds may purchase or sell financial futures contracts and options on futures contracts which provide for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, the Funds are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Funds. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds invest in financial futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

    FORWARD CURRENCY CONTRACTS

    The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds will enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    DELAYED DELIVERY TRANSACTIONS

    Each of the Funds may purchase securities on a when issued or delayed delivery basis and sell securities on a delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery. There were no such commitments included in the Funds' schedules of portfolio investments at October 31, 1995.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for the Global Fixed Income Fund and quarterly for the International Bond Fund. Distributable net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

    Distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    FEDERAL INCOME TAXES

    It is the policy of the Funds to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code ("Code"), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    The Funds each file a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in these financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes.

    OTHER

    Shared expenses incurred by the Group are allocated among the series of the Group on the basis of relative net assets. Series-specific expenses are charged to each series as incurred. Fund expenses not specific to any class will be allocated between the classes based upon net assets of each class. Class-specific expenses will be charged to each class as incurred.

3.  PURCHASES AND SALES OF INVESTMENTS

    Purchases and sales of investments (excluding short-term investments) for the year ended October 31, 1995 for the Global Fixed Income Fund and from April 3, 1995 to October 31, 1995 (period from commencement of operations) for the International Bond Fund were as follows:

                                               PURCHASES           SALES
                                            ----------------  ----------------
Global Fixed Income Fund..................  $  1,058,430,498  $  1,024,898,216
International Bond Fund...................  $     29,862,790  $     11,117,048

    Purchases and sales of long term U.S. Government Securities for the year ended October 31, 1995 for the Global Fixed Income Fund and from April 3, 1995 to October 31, 1995 (period from commencement of operations) for the International Bond Fund were as follows:

                                                  PURCHASES         SALES
                                                --------------  --------------
Global Fixed Income Fund......................  $  304,230,742  $  214,116,016
International Bond Fund.......................  $      951,952  $      415,219

    The Global Fixed Income Fund's activity in written options for the year ended October 31, 1995 was as follows:

                                                       PRINCIPAL
                                                       AMOUNT OF
                                                       CONTRACTS
                                                          IN
                                                         LOCAL
                                                       CURRENCY     CONTRACTS
                                                         (000)       PREMIUM
                                                      -----------  -----------
Options outstanding at beginning of period..........    4,649,000  $   914,140
Options sold during the period......................      124,000      535,800
Options canceled in closing purchase transactions...   (4,515,300)    (502,886)
Options expired prior to exercise...................     (197,700)    (766,454)
Options exercised...................................      (60,000)    (180,600)
                                                      -----------  -----------
Options outstanding at end of period................            0  $         0
                                                      -----------  -----------
                                                      -----------  -----------

    The International Bond Fund had no activity in written options for the period from April 3, 1995 (commencement of operations) to October 31, 1995.

4.  UNAMORTIZED ORGANIZATION COSTS

    The expenses incurred in connection with the organization and registration of the Global Fixed Income Fund and the International Bond Fund ($90,199 and $5,322, respectively) are being reimbursed to the Adviser and amortized on a straight-line basis over a period of approximately five years. As of October 31, 1995, organization costs of $56,741 for the Global Fixed Income Fund and $633 for the International Bond Fund have been amortized. Any redemption by the Adviser of its initial investment of $100,000 will reduce the reimbursement by a pro rata portion of any of the then unamortized organization costs.

5.  RELATED PARTY TRANSACTIONS

    Investment advisory services are provided to the Funds by Payden & Rygel. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds at an annualized rate of .37% on net assets up to $200 million and decreasing to .18% on net assets over $1.5 billion. The Adviser has agreed to limit each Fund's total expenses to, including advisory fees, .70% of the Funds' average daily net assets on an annualized basis (exclusive of interest, taxes, brokerage commissions, blue sky fees, 12b-1 fees [if any such plan is adopted in the future] and extraordinary expenses). The Funds remain liable to the Adviser for expenses subsidized in any fiscal year. The Adviser did not subsidize any expenses for Global Fixed Income Fund for the year ended October 31, 1995, nor were any amounts due to the Adviser for previous amounts subsidized. As of October 31, 1995, the Adviser had subsidized expenses of $66,565 for the International Bond Fund. The deferred expense subsidies will be recognized in the statement of operations in future periods, if expense limits permit.

    The Adviser has incurred certain expenses in connection with the offering of multiple class shares that will be charged to the Group upon the initial sale of Class B shares to the public. Such expenses, approximately $40,000 as of October 31, 1995, will be allocated to all series of the Group that offer Class B shares on the basis of relative net assets at the time of the initial sale of Class B shares, and will be prorated between the classes on the basis of eligible net assets of each class over a five year period.

    Payden & Rygel Distributors Inc., an affiliate of Payden & Rygel, serves as the distributor for the Funds and is not entitled to receive any fees under the distribution agreement.

    On October 10, 1995, The Winsbury Company Limited Partnership changed its name to BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"). BISYS and BISYS Fund Services Ohio, Inc. are subsidiaries of the BISYS Group, Inc.

    BISYS serves as administrator to the Funds. Under the terms of the administration agreement, BISYS receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of .10% on net assets up to $250 million and decreasing to .02% on net assets over $1 billion.

    From time to time, fees may be permanently reduced on a voluntary basis by the Adviser and/or Administrator in order to assist the Funds in maintaining certain specified expense ratios. For the period April 3, 1995 (commencement of operations) to October 31, 1995, the Adviser waived $194 for the International Bond Fund.

    BISYS Fund Services Ohio, Inc., ("Company"), serves as transfer agent to the Funds. Under the terms of the transfer agency agreement, the Company is entitled to receive fees based upon a specified amount per shareholder with specified minimum per portfolio amounts and surcharges, plus certain out-of-pocket expenses. The Company also serves as fund accountant. Under the terms of the fund accounting agreement, the Company receives fees monthly at an annual rate of $30,000, plus certain out-of-pocket expenses. Total transfer agent and fund accounting fees incurred for the Global Fixed Income Fund were $38,630 for the year ended October 31, 1995 and fees incurred for the International Bond Fund were $21,199 for the period from April 3, 1995 through October 31, 1995.

    Certain officers and trustees of the Group are affiliated with Payden & Rygel or BISYS. Such officers and trustees receive no fees from the Funds for serving as officers and trustees of the Group.

    Effective January 1, 1996, Treasury Plus Inc., a subsidiary of Payden & Rygel will serve as administrator to the Group. Effective November 11, 1995, Investors Fiduciary Trust Company will serve as transfer agent to the Group, and as of January 1, 1996, they will serve as fund accountant.

6.  FEDERAL INCOME TAXES:

    At October  31,  1995,  the  Global  Fixed  Income  Fund  had  capital  loss carryforwards of $3,005,823 for Federal income tax purposes. These carryforwards, which expire in the year 2002, are available to offset future capital gains, if any.

PAYDEN & RYGEL INVESTMENT GROUP
GLOBAL FUNDS
FINANCIAL HIGHLIGHTS

                                                           INCOME FROM
                                                      INVESTMENT ACTIVITIES                DISTRIBUTIONS TO   SHAREHOLDERS

                                                           Net realized
                                                          and unrealized                                             From
                                                          gains (losses)                                              net
                                 Net Asset                on investments     Total         From      In excess     realized
                                  Value,        Net        and foreign        from         net         of net        gains
                                 Beginning   investment      currency      investment   investment   investment       on
                                 of Period     income      transactions    activities     income       income     investments

           ------------------------------------------------------------------------------------------------------------------
           GLOBAL FIXED

           ------------------------------------------------------------------------------------------------------------------
           INCOME FUND

           Year ended            $   9.77    $    0.89    $        0.53    $    1.42    $   (0.87)   $       0    $        0
           October 31, 1995

           Year ended               10.62         0.44            (0.65)       (0.21)       (0.42)           0         (0.22)
           October 31, 1994

           Year ended                9.96         0.46             0.69         1.15        (0.46)           0         (0.03)
           October 31, 1993

           For the period           10.00         0.05            (0.02)        0.03        (0.05)       (0.02)            0
           September 1, 1992 to
           October 31, 1992 (a)

           ------------------------------------------------------------------------------------------------------------------
           INTERNATIONAL

           ------------------------------------------------------------------------------------------------------------------
           BOND FUND

           For the period           10.00         0.15             0.09         0.24        (0.15)           0         (0.04)
           April 3, 1995 to
           October 31, 1995 (a)

                                             Net
           In excess of       Total         Asset
           net realized       from         Value,
             gains on      shareholder     End of      Total
            invesments    distributions    Period      Return
           -----------------------------------------------------------------------------------------------------
           -----------------------------------------------------------------------------------------------------------
           $         0    $      (0.87)   $   10.32     15.10%
                     0           (0.64)        9.77     (2.09%)
                     0           (0.49)       10.62     11.88%
                     0           (0.07)        9.96      1.85%(b)
           -----------------------------------------------------------------------------------------------------------------
           ------------------------------------------------------------------------------------------------------------------
                 (0.01)          (0.20)       10.04      2.43%(c)

                                                RATIOS/SUPPLEMENTARY DATA
                                                 Ratio                             Ratio
                 Net            Ratio           of net            Ratio           of net
               assets            of           investment           of           investment
               at end         expenses          income          expenses          income
                 of              to               to               to               to
               period          average          average          average          average        Portfolio
                (000)        net assets       net assets       net assets       net assets        Turnover
           -----------------------------------------------------------------------------------------------------
           -----------------------------------------------------------------------------------------------------------
              $ 540,041            0.50%            8.94%            0.50%            8.94%         226.72%
                430,210            0.55%            4.24%            0.55%**          4.24%**       348.12%
                296,958            0.70%            4.22%            0.68%**          4.24%**       252.97%
                 20,097            0.70%(b)         4.62%(b)         2.29%(b)**       3.03%(b)**     53.98%
           -----------------------------------------------------------------------------------------------------------------
           ------------------------------------------------------------------------------------------------------------------
                 19,194            0.70%(b)         5.24%(b)         1.64%(b)*        4.30%(b)*      96.62%

* During the period, certain fees were voluntarily reduced and/or certain expenses were subsidized by the Adviser. If such voluntary fee reductions and expense subsidies had not occurred, the ratios would have been as indicated.

** During each of the years ended October 31, 1994 and October 31, 1993, certain fees were reimbursed to the Adviser. During the period ended October 31, 1992, certain expenses were subsidized by the Adviser. If such expense reimbursements and subsidies had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Annualized.

(c)  Not annualized.

See notes to financial statements.

                   28                                      29

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Payden & Rygel Global Fixed Income Fund and
Payden & Rygel International Bond Fund:

    We have audited the accompanying statements of assets and liabilities of the Payden & Rygel Global Fixed Income Fund and the Payden & Rygel International Bond Fund, including the schedules of portfolio investments, as of October 31, 1995, and the related statements of operations for the period then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Payden & Rygel Global Fixed Income Fund and the Payden & Rygel International Bond Fund at October 31, 1995, the results of their operations for the period then ended, the changes in their net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Dayton, Ohio
December 8, 1995

                               GLOSSARY OF TERMS

ASSET-BACKED SECURITY

    A fixed income investment that is created when a lender pools assets such as auto loans or credit card receivables and sells interests in the asset pool to investors. These pools typically mature in less than five years. In order to receive a AAA credit rating, the issuer of the security will often overcollateralize the pool by placing more assets in the pool than the value of the newly created securities.

AVERAGE MATURITY

    The amount of time until half of the portfolio will mature. This is computed by weighting the time to maturity of each investment by the dollars invested.

CALLABLE BOND

    A bond in which the issuer has the right to prepay the debt prior to the stated maturity date. When interest rates fall, many issuers pay off their existing debt and issue new debt at the lower rate (much like refinancing a mortgage). Callable bonds are generally not as desirable when interest rates are falling and thus their prices do not increase as much as non-callable bonds in market rallies.

COMMERCIAL PAPER

    Typically commercial paper does not exceed 270 days to maturity.

CURRENCY EXPOSURE

    The potential for gain or loss from changes in currency exchange rates. A bond denominated in a foreign currency will increase in value as the U.S. dollar weakens (foreign currency strengthens). Conversely, this same investment will decrease in value as the U.S. dollar strengthens (foreign currency weakens).

CURRENCY HEDGE

    An investment strategy designed to neutralize or change currency exposure. Using the forward exchange market, or currency options, these strategies can reduce the effect of changes in currency exchange rates on the portfolio.

DURATION

    A mathematical calculation that computes a time-weighted value of each cash flow to be received from an investment. Duration is somewhat analogous to a bond's weighted average maturity, and generally increases as the time to maturity increases. Duration is a measure of price sensitivity. The higher the duration, the more the price of an investment will move for a given change in interest rates.

GENERAL OBLIGATION BONDS

    Debt issued by a municipality which is backed by the good faith and credit and general taxing power of the issuer. No specific source of revenue is earmarked to repay the debt. Interest is generally Federal tax-free to investors.

NET ASSET VALUE (NAV)

    The value of the Fund after the deduction of any liabilities and expenses. When divided by the number of shares outstanding, this is the price per share for the Fund.

REVENUE BONDS

    Debt issued by a municipality to finance a particular project such as the construction of roads or airport facilities. The debt is repaid from the revenues of the project. Investors have no recourse to other assets of the municipality should the project be unable to repay its debt. Principal and interest payments are often insured by a third party in order to increase the credit rating of the debt issue and thus improve its attractiveness to investors.

TOTAL RETURN

    The true return on an investment which is the total of interest earned, all realized capital gains and any unrealized capital gains.

VARIABLE RATE DEMAND NOTE

    A municipal debt issue in which the interest rate is reset to meet market demand, generally on a daily or weekly basis. The investor has the right to return the investment at any time at a price of 100 cents on the dollar. Although the debt may not mature for several years, investors consider this to be a short-term investment due to the right to return the note.

YIELD CURVE

    A graph showing the relationship between bond yields and their time to maturity. Yield curves are generally constructed using government bonds. Other fixed income investments, such as corporate bonds or mortgages, are then valued by adding an additional yield to that of the comparable maturity government issue. This additional yield is called the "yield spread" of the investment.

                                     [logo]
                                 Payden & Rygel
                                   Investment
                                     Group

        333 SOUTH GRAND AVENUE-32ND FLOOR-LOS ANGELES, CALIFORNIA 90071
                            TELEPHONE (213) 625-1900